General information about business	12 Months Ended
Mar. 31, 2021
Disclosure of General Information About The Financial Statements [Abstract]
General information about business	General information about the business
Product offering
The Company serves as a strategic technology and payments partner to merchants, empowering them to capture the structural growth of international travelers shopping abroad, driven by multiple macroeconomic tailwinds. The Company offers third-party serviced tax free shopping solutions (“TFSS”), AVPS including dynamic currency conversion and e-commerce solutions (“eCommerce Return Solutions”). At the core, the Company is a technology platform that serves a network of merchant stores globally through both TFSS and AVPS, delivering economic benefits to a complex ecosystem of merchants, international shoppers and customs and authorities.
Tax Free Shopping Technology Solutions
Tax Free Shopping Technology Solutions (TFSS) is the Group´s principal service. TFSS is value added tax (VAT) refund service, allowing eligible shoppers to reclaim VAT on goods purchased outside of their home country. Merchants benefit from TFSS through increased sales and greater customer satisfaction from their foreign customers.
Global Blue actively seeks to educate merchants and travelers in VAT refund opportunities to increase the proportion of VAT refunds that are issued and successfully refunded. In addition, Global Blue has also simplified the end-to-end refund process for its customers through the development of specific technology, processes and digitalization.
Intelligence and Marketing services, which are also included in the TFSS product offering, provide merchants multiple channels and services to better target travelers.
Added-Value Payment Solutions
The Group offers Added-Value Payment Solutions (AVPS) through two brands: Dynamic Currency Choice and Currency Select.
The AVPS services enable customers to pay in their choice of preferred currency, home or destination, at the point of sale when shopping outside of their home country.
Global Blue’s AVPS value proposition to travelers is to provide clarity around the final amount that they will be charged as they are given the option to pay the purchase price in their preferred currency, fixed at the time of purchase. For travelers, it is a convenient and transparent service with competitive FX pricing. For businesses (e.g., merchants and hotels), AVPS generate incremental revenues.
AVPS are designed to integrate with merchants’ point-of-sale hardware and Global Blue has designed the systems workflow to allow the merchants’ business processes to remain largely unchanged.
Global Blue provides the currency conversion service for POS, eCommerce Return Solutions, DCC and DCC at ATMs, as well as MCP for online retailers.
eCommerce Return Solutions
The Group offers a leading technology platform that fully digitalizes the eCommerce returns experience, and enhancing the process for both retailers and consumers:
•Retailers can manage their worldwide returns and exchanges in a more profitable way, with reduced logistical costs, minimal consumer queries and by allowing the exchange instead of return of goods.
•Consumers can enjoy an improved experience as the paper-based "label in a box" process is replaced with an online portal that offers a more extensive range of return or exchange options.
The product eCommerce Return Solutions is related to the newly acquired ZigZag Global Ltd. Please refer to Note 37.

Significant changes in current reporting period
Information about capital reorganization
As at August 28, 2020, a capital reorganization took place within the Group. A new holding company - Global Blue Group Holding AG - was incorporated on December 10, 2019 with a share capital of EUR0.093m divided into 10,000,000 shares. This Company became the ultimate parent of the Group. During the reorganization, an additional 181,542,785 shares were issued with the increase of the share premium. Please refer to Note 23 for details.
Information about business combinations
On March 19, 2021, Global Blue acquired 100% of the share capital of ZigZag Global Ltd., a UK-based company operating in the e-commerce space with a focus on returns. Please refer to Note 37 for details.
Information about the business
During the financial year, the Company has been able to maintain the same level of material merchants or acquirers. Similarly, during the same period, there have been no changes in the list of countries in which the company operates but the company has increased the number of legal units as a direct consequence of the capital reorganization and new acquisitions.

Seasonality
The TFSS business is subject to predictable seasonality because a significant part of the business serves the leisure segment of the travel industry, which is particularly active during the summer holiday season for Chinese, Russian and US tourists. In addition, during recent years, this has also coincided with post-Ramadan travel by Gulf Cooperation Council shoppers. The second half of Global Blue’s financial year sees upticks in travel and shopping due to specific events that are more dispersed, such as the Chinese National Day (“Golden Week”) in October, Christmas / New Year in December, and Chinese New Year in February.
All in all, this drives a degree of seasonality in the net working capital need, with a greater outflow during the first half of the financial year, which typically is recovered in the second half.
The AVPS business, which serves both seasonal shoppers and regular travelers, is more protected from the seasonal variations driven by traditional holiday periods and as a result does not have a distinct seasonality profile.
Financing
In conjunction with the capital reorganization and merger with FPAC, the Company repaid its historic long-term financing senior debt and Revolving Credit Facility and entered into a new Senior debt and Revolving Credit Facility with maturity date of August 28, 2025. The conditions of the credit facilities are set as Euribor of the period with a floor of 0.00% plus a margin. The starting conditions were 2.00% for the long-term loan and 1.75% to the revolving credit facility and the margins are dependent on Total Net Leverage. Please refer to Note 26 for details.
COVID-19
The transaction volumes during the financial year for the TFSS and AVPS business have been heavily impacted by COVID-19. Please refer to Note 45 for details.